Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
8.     Stockholders’ Equity

July 2012 Private Placement

In July 2012, the Company entered into securities purchase agreements with certain investors for the private placement of shares of the Company’s common stock and warrants to purchase shares of the Company’s common stock, at a purchase price of $1.10 per unit (the “July PIPE Financing”).  Each unit consisted of one share of common stock and a warrant to purchase one-half share of common stock.  The pricing for the July PIPE Financing was set by the Company on June 25, 2012.

In the July PIPE Financing, the Company sold to the investors 5,454,523 shares of common stock, together with warrants to purchase 2,727,274 shares of common stock, for aggregate gross proceeds of $6,000,000.  Each warrant is exercisable for five years from the date of issuance and has an exercise price of $1.45 per share, subject to adjustment from time to time for stock splits or combinations, stock dividends, stock distributions, recapitalizations and other similar transactions.  In addition, the exercise price of the warrants will be subject to weighted average anti‐dilution protection, such that the exercise price will be adjusted downward on a weighted average basis to the extent the Company issues common stock or common stock equivalents in a financing transaction at a price below the then prevailing warrant exercise price.  Non-employee directors of the Company invested a total of $269,980 in the July PIPE Financing. The Company’s placement agent for the July PIPE Financing, and its sub-placement agents, earned cash commissions of $480,000 as well as warrants to purchase 409,093 shares of the Company’s common stock. The placement agent warrants have the same terms and conditions as the investor warrants, except that the placement agent warrants have an exercise price of $1.10 per share.

In connection with the July PIPE Financing, the Company entered into registration rights agreements with the investors pursuant to which the Company agreed to prepare and file a registration statement with the SEC covering the resale of the shares of common stock and the shares of common stock underlying the warrants issued in the transaction. The Company filed that registration statement on August 13, 2012, and the registration statement became effective on September 21, 2012.  In the event the Company fails to continuously maintain the effectiveness of the registration statement (with certain permitted exceptions), the Company will incur certain liquidated damages to investors in the July PIPE Financing, up to a maximum amount of 6% of the investors’ investment in that transaction, or $360,000.  The Company will bear the costs, including legal and accounting fees, associated with the registration statement. Management believes that the Company will be able to maintain continuous effectiveness of the registration statement and, as such, no liability has been recorded related to this liquidated damages provision.

Preferred Stock

In 2006, the Company issued 7,965,000 shares of Series A Convertible Preferred Stock. The holders of Series A Convertible Preferred Stock had the right to convert such shares, at any time, into shares of common stock at the then applicable conversion rate. In addition, the terms of the Series A Convertible Preferred Stock provided for automatic conversion into common stock at the then applicable conversion rate upon the closing of an initial public offering or the consent of holders of a majority of the outstanding shares of the Series A Convertible Preferred Stock. In connection with any of the foregoing conversion events, every four shares of Series A Convertible Preferred Stock would convert into one share of common stock, subject to adjustment for certain corporate events, including stock splits, stock dividends and recapitalizations. However, on December 15, 2011, the Company’s Board of Directors approved an amendment to the terms of the Series A Convertible Preferred Stock providing for the automatic conversion of all outstanding shares of Series A Convertible Preferred Stock into shares of common stock, on a 1-for-1 basis, on the effective date of a Form 10 filed by the Company with the SEC under the Exchange Act. That amendment was approved by the stockholders of the Company on February 10, 2012, and a Certificate of Amendment effecting the change to the terms of the Series A Convertible Preferred Stock was filed with the State of Delaware on that same day. Accordingly, upon the effectiveness of the Company’s Form 10 on February 27, 2012, the outstanding shares of Series A Convertible Preferred Stock converted into 7,965,000 shares of the Company’s common stock.

On February 10, 2012, the stockholders of the Company also approved an Amended and Restated Certificate of Incorporation to be filed in connection with the effectiveness of the Company’s Form 10.  The Company filed the Amended and Restated Certificate of Incorporation with the state of Delaware on February 27, 2012, and it became effective upon filing.  Under such Amended and Restated Certificate of Incorporation, the Company has the authority to issue up to 25,000,000 shares of preferred stock, and the Board of Directors has the authority, without further action by the stockholders, to issue up to that number of shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, to fix the rights, preferences and privileges of the shares of each series and any qualifications, limitations or restrictions thereon, and to increase or decrease the number of shares of any such series, but not below the number of shares of such series then outstanding.  In June 2012, the Board of Directors established the terms of a series of preferred stock known as “Series A Convertible Preferred Stock”.  The Board of Directors designated the Series A Convertible Preferred Stock solely to provide BSC a series of the Company’s preferred stock into which BSC could elect to convert the BSC Notes other than in connection with a qualified financing.  The Company has not issued any shares of the Series A Convertible Preferred Stock.  Likewise, the Company has not filed a Certificate of Designations with the Secretary of State of the State of Delaware to create the Series A Convertible Preferred Stock.  The Company does not intend to file such Certificate of Designations unless and until BSC elects to convert its BSC Notes into shares of the Series A Convertible Preferred Stock.

Summary of Conversions to Common Stock Upon Effectiveness of the Form 10

The table below summarizes the impact to the Company’s balance sheet and to shares outstanding of the conversions to common stock that occurred upon the effectiveness of the Company’s Form 10, which occurred on February 27, 2012:

	Impact to Balance Sheet			Increase in
	Before Conversions	Impact of Conversions	After Conversions	Common Shares Outstanding

Impact on assets
Deferred costs	$799,123	$(799,123)	$-	-

Impact on liabilities and equity
Accrued interest on converted notes	$974,311	$(974,311)	$-	1,092,559
Summer 2011 Notes, net	904,397	(904,397)	-	2,183,334
March 2010 Notes, net	4,057,500	(4,057,500)	-	4,071,000
2011 Unit Offering Notes, net	4,367,482	(4,367,482)	-	9,050,834
Total impact on liabilities	10,303,690	(10,303,690)	-	16,397,727
Series A convertible preferred stock	7,965,000	(7,965,000)	-	7,965,000
Additional paid-in capital and common stock	-	19,345,209	19,345,209	-
Accumulated deficit	-	(1,875,642)	(1,875,642)	-
Total impact on equity	7,965,000	9,504,567	17,469,567	7,965,000
Total impact on liabilities and equity	$18,268,690	$(799,123)	$17,469,567	24,362,727

The impact to accumulated deficit relates to the write-off of unamortized debt discounts and deferred financing costs.

Stock Options

At September 30, 2012, the Company had five share-based compensation plans (a “1998 Plan,” a “2007 Plan,” two “2010 Plans,” and a “2012 Plan,” which are referred to collectively herein as the “Plans”). The Plans provide for the granting of share-based awards, such as incentive and non-qualified stock options, to employees, directors, consultants and advisors. One of the 2010 Plans and the 2012 Plan also provide for cash-based awards. Awards may be subject to a vesting schedule as set forth in each individual award agreement. The Company terminated the 1998 Plan, effective June 24, 2008, with respect to future grants such that no new options may be awarded under the 1998 Plan on or after June 24, 2008. Upon adoption of the 2010 Plans, the Company also ceased making awards under its 2007 Plan. The 2012 Plan was adopted by the Company’s Board of Directors in January 2012 and approved by the Company’s stockholders in February 2012. A total of 3,000,000 shares of the Company’s common stock have been reserved for issuance under the 2012 Plan, of which 2,797,400 shares were subject to outstanding options at September 30, 2012. With the adoption of the 2012 Plan, no additional grants under the 2010 Plans have been or will be made subsequent to December 31, 2011.

Activity under the Plans during the nine months ended September 30, 2012 is summarized below:

	Shares	Weighted - Average Exercise Price
Outstanding, January 1, 2012	3,679,977	$2.05
Granted	2,797,400	1.02
Exercised, including 16,000 shares withheld on net settled exercises	(30,000)	1.80
Forfeited	(315,250)	2.16
Outstanding, September 30, 2012	6,132,127	1.58

The estimated grant date fair values of options granted under the 2012 Plan during the nine months ended September 30, 2012 were calculated using the Black-Scholes valuation model, based on the following assumptions:

Dividend yield		0%
Expected Volatility		45.2%
Risk free Interest rates	0.83%	-	1.13%
Expected lives (years)		6.0

The Company records share-based compensation expense on a straight-line basis over the vesting period. For the periods indicated below, employee share-based compensation expense was:

Three Months Ended September 30,		Nine Months Ended September 30,
2012	2011	2012	2011
$299,083	$248,540	$842,645	$757,200

 As of September 30, 2012, there was unrecognized compensation expense of $2,061,237 related to outstanding stock options which is expected to be recognized over a weighted average period of approximately 1.9 years.

Warrants

In May 2012, the Company issued an aggregate of 1,250,000 common stock warrants to two non-employee directors in recognition of their long-standing support of the Company.  The warrants were immediately vested and exercisable upon issuance, have an exercise price of $1.00 per share, and have a term of five years.  The fair value of the 1,250,000 warrants issued was $514,250, which was calculated using the Black-Scholes valuation model. In addition, during the nine months ended September 30, 2012, the Company issued 366,666 warrants to third parties with an exercise price of $1.00 and having a fair value of $293,163. The aggregate fair value of the aforementioned warrants of $808,636 was recorded as a selling, general and administrative expense during the nine months ended September 30, 2012, of which $214,637 was recorded as expense during the three months ended September 30, 2012.

Warrants have generally been issued for terms of up to five years. Common stock warrants issued and outstanding during the nine months ended September 30, 2012 are as follows:

	Shares	Weighted - Average Exercise Price
Outstanding, January 1, 2012	1,922,944	$0.43
Issued	7,607,071	1.05
Exercised, including 158,078 shares withheld on net settled exercises	(584,768)	0.69
Outstanding, September 30, 2012	8,945,247	0.94

The assumptions used in calculating the fair value of warrants issued during the nine months ended September 30, 2012, utilizing the Black-Scholes valuation model are as follows:

Dividend yield		0%
Expected Volatility	41.3%	-	49.0%
Risk free Interest rates	0.19%	-	0.93%
Expected lives (years)	1.7	-	5.0

10. Stockholders’ Equity

Series A Preferred Stock

In 2006, the Company issued 7,965,000 shares of Series A Convertible Preferred Stock for net proceeds of $7,335,787 ($7,965,000 net of $629,213 in transaction expenses). Additionally, the placement agent received detachable warrants to acquire up to 141,500 shares of the Company’s common stock at $4.00 per share with a fair value of $28,696 on the date of issuance. The warrants expired on December 31, 2011. The holders of the Series A Convertible Preferred Stock have the following rights and privileges:

Voting. Each holder of Series A Convertible Preferred Stock is entitled to vote on all matters presented to holders of common stock, with each holder entitled to the number of votes equal to the number of shares of common stock into which his or her shares of Series A Convertible Preferred Stock could be converted.

Dividend Rights. There is no dividend rate on the Series A Convertible Preferred Stock; however, the Company will pay holders of Series A Convertible Preferred Stock any dividend it declares with respect to the common stock on an as converted basis.

Conversion. The holders of Series A Convertible Preferred Stock have the right to convert such shares, at any time, into shares of common stock at the then applicable conversion rate. In addition, the Series A Convertible Preferred Stock automatically converts into common stock at the then applicable conversion rate upon the closing of an initial public offering or the consent of holders of a majority of the outstanding shares of the Series A Convertible Preferred Stock. In connection with any of the foregoing conversion events, every four shares of Series A Convertible Preferred Stock would convert into one share of common stock, subject to adjustment for certain corporate events, including stock splits, stock dividends, and recapitalizations. However, on December 15, 2011, the Company’s Board of Directors approved an amendment to the terms of the Series A Convertible Preferred Stock providing for the automatic conversion of all outstanding shares of Series A Convertible Preferred Stock into shares of common stock, on a 1-for-1 basis, on the effective date of a Form 10 registration statement filed with the SEC under the Exchange Act. That amendment was approved by the stockholders of the Company on February 10, 2012, and a Certificate of Amendment effecting the change to the terms of the Series A Convertible Preferred Stock was filed with the state of Delaware on that same day.

Liquidation. In the event of the liquidation, dissolution or winding-up of the Company, the holders of Series A Convertible Preferred Stock would be entitled to receive $1.00 per share before any liquidation distributions may be paid to holders of the Company’s common stock.

Redemption. Shares of Series A Convertible Preferred Stock are not redeemable by the Company.

Registration Rights Agreement

The Company has an agreement with many of its current stockholders pursuant to which the Company has granted those stockholders certain registration rights. The stockholders who are parties to the agreement generally have two demand registration rights, which rights become effective as of the date that is six months after the Company’s initial public offering (as such these registration rights are contingent upon the successful completion of an initial public offering). A requisite percentage of holders is required to exercise a demand registration right, and certain other restrictions apply. The stockholders who are parties to the agreement also have the right to participate on a “piggyback basis” in certain registrations by the Company under the Securities Act of 1933, subject to certain restrictions, including underwriter holdbacks. Notwithstanding the demand and piggyback registration rights described in the agreement, the Company is not obligated under the agreement to register shares to the extent the stockholder can sell all of its shares under the Securities Act of 1933 in a single transaction without registration or any other restrictions.

In addition, the Company has granted certain piggyback registration rights to purchasers of the 2011 Unit Offering Notes (with respect to the shares of common stock issuable upon conversion of the notes or exercise of the warrants issued with the notes – see Note 8) in connection with registrations by the Company under the Securities Act of 1933 for secondary offerings of shares of common stock by any of the Company’s stockholders.

Stock Incentive Plans

At December 31, 2011, the Company had four share-based compensation plans (a “1998 Plan”, a “2007 Plan”, and two “2010 Plans”, and referred to collectively herein as the “Plans”). The Plans provide for the granting of share-based awards, such as incentive and non-qualified stock options, to employees, directors, consultants and advisors. One of the 2010 Plans also provides for cash-based awards. Awards may be subject to a vesting schedule as set forth in each individual award agreement. The Company terminated the 1998 Plan, effective June 24, 2008, with respect to future grants such that no new options may be awarded under the 1998 Plan on or after June 24, 2008. Upon adoption of the 2010 Plans, the Company also ceased making awards under its 2007 Plan. A total of 3,815,675 shares of the Company’s common stock have been reserved for issuance under the 2010 Plans. At December 31, 2011, 3,246,450 awards have been issued under the 2010 Plans. In February 2012, the stockholders of the Company approved the creation of a new share-based incentive plan (the “2012 Plan”). A total of 3,000,000 shares of the Company’s common stock have been reserved for issuance under the 2012 Plan. With the adoption of the 2012 Plan, no additional grants under the 2010 Plans will be made subsequent to December 31, 2011.

Activity with respect to stock options issued by the Company is summarized as follows:

	Options Outstanding	Options Exercisable	Range of Exercise Prices			Weighted- average Exercise price per share	Intrinsic Value (1)
Balance at January 1, 2009	599,875		$0.88	-	$24.00	$3.62	$3,742,700
Options exercisable at January 1, 2009		432,083	0.88	-	24.00	2.70	3,133,667
Options granted (2)	93,402			9.64		9.64
Options exercised	(3,333)			3.20		3.20
Options cancelled or forfeited	(20,167)		1.64	-	20.00	9.60
Balance at December 31, 2009	669,777		0.88	-	24.00	4.28	3,694,400
Options exercisable at December 31, 2009		483,364	0.88	-	24.00	2.78	3,424,333
Options granted (2)	3,246,450			1.80		1.80
Options cancelled or forfeited	(153,750)		3.20	-	24.00
Outstanding at December 31, 2010	3,762,477		0.88	-	24.00	2.11	262,500
Options exercisable at December 31, 2010		433,746	0.88	-	24.00	3.03	262,500
Options cancelled or forfeited	(82,500)		1.80	-	24.00	4.93
Outstanding at December 31, 2011	3,679,977		0.88	-	9.64	2.05	—
Options exercisable at December 31, 2011		1,501,659	0.88	-	9.64	2.15	—

(1)	Intrinsic value is calculated as the estimated fair value of the Company’s stock at the end of the related period less the option exercise price of in-the-money options.

(2)
All options granted during the years ended December 31, 2009 and 2010 were granted with exercise prices of $9.64 and $1.80 per share, respectively, which was deemed to be the fair market value of the Company’s stock on the date of grant.

The following table summarizes information about stock options at December 31, 2011:

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted - Average Remaining Contractual Life	Weighted - Average Exercise Price	Number Exercisable	Weighted - Average Exercise Price
$0.88	-	0.96	287,500	2.33	$0.89	287,500	$0.89
	1.80		3,195,950	8.96	1.80	1,065,318	1.80
3.20	-	9.64	196,527	4.75	7.74	148,841	7.13
			3,679,977	8.21	2.05	1,501,659	2.15

The weighted average grant date fair value of options granted during the years ended December 31, 2010 and 2009 was $0.83 and $2.83, respectively, and no options were granted in 2011. A summary of the status of the Company’s nonvested stock options during the years ended December 31, 2009, 2010, and 2011 is presented below:

Nonvested Stock Options	Shares	Weighted - Average Grant Date Fair Value
Nonvested January 1, 2009	167,792	$1.67
Granted	93,402	2.83
Forfeited/cancelled	(7,250)	2.84
Vested	(67,531)	1.11
Nonvested December 31, 2009	186,413	2.41

Granted	3,246,450	0.83
Forfeited	(41,667)	1.92
Vested	(62,465)	2.31
Nonvested December 31, 2010	3,328,731	0.88

Forfeited	(51,833)	0.88
Vested	(1,098,580)	0.89
Nonvested December 31, 2011	2,178,318	0.87

As of December 31, 2011 there was a total of approximately $1,783,000 of unrecognized compensation cost related to share-based compensation arrangements granted under the Plans. That cost is expected to be recognized over a weighted-average period of approximately 1.9 years.

The assumptions used in calculating the fair value using the Black-Scholes option-pricing model are set forth in the following table for options issued by the Company in 2010 and 2009 (no options were issued in 2011):

	Year Ended December 31,
	2010	2009
Dividend yield	0%		0%
Expected Volatility	44.81%	23.45%	to	38.28%
Risk free Interest rates	2.36%	1.48%	to	2.43%
Expected lives (years)	6.0	3.25	to	5.75

Warrants

Warrants have been issued for terms of up to five years. Common stock warrants issued, expired, and outstanding during the years ended December 31, 2009, 2010 and 2011 are as follows:

		Weighted -
		Average
		Exercise
	Shares	Price
Warrants outstanding at January 1, 2009	828,502	$1.74

Warrants that expired during 2009	(417,960)	0.04

Warrants outstanding at December 31, 2009	410,542	0.42

Warrants issued during 2010	25,444	8.00

Warrants outstanding at December 31, 2010	435,986	3.74

Warrants that expired during 2011	(410,542)	3.48

Warrants issued during 2011	2,122,500	0.29

Warrants exercised during 2011	(225,000)	0.01

Warrants outstanding at December 31, 2011	1,922,944	0.43

The assumptions used in calculating the fair value of warrants utilizing the Black-Scholes pricing model are as follows:

	Year Ended December 31,
	2011			2010
Dividend yield		0%		0%
Expected Volatility	48.67%	to	49.36%	44.81%
Risk free Interest rates	0.81%	to	1.13%	2.36%
Expected lives (years)		5.0		5.0

Other Stock Transactions with Related Parties

•
During January 2009, the Company loaned $500,000 under an 8% note receivable to a stockholder with an original maturity date in July 2010. The note was collateralized by 125,000 shares of the Company’s common stock owned by the stockholder. In addition, during January 2009, the Company purchased 125,000 shares of the Company’s common stock from that same stockholder for $500,000 in cash (accounted for as a treasury stock purchase). During December 2009, the Company purchased 134,178 additional shares of the Company’s common stock from this stockholder in exchange for cancellation of the aforementioned $500,000 note receivable plus $36,712 of accrued interest thereon.

•
The Company had a note receivable from its Chief Executive Officer (“CEO”) related to the sale of common stock. The note bore interest at 4.5%. Interest income related to this note was approximately $21,000 for the year ended December 31, 2009. On December 22, 2009, the Company purchased 66,652 shares of common stock from the CEO, for an aggregate purchase price of $642,525. The Company paid a portion of the aggregate purchase price ($594,687) by cancelling the aforementioned promissory note plus accrued interest, with the remainder paid in cash. Also, on December 22, 2009, the Company issued to the CEO options to purchase 66,652 shares of its common stock at an exercise price of $9.64 per share, which represented the estimated fair market value per share.